Receivables and prepaid expenses	12 Months Ended
Dec. 31, 2016
Receivables and Prepaid Expenses [Abstract]
Receivables and Prepaid Expenses Disclosure [Text Block]
3.	Receivables and prepaid expenses

	December 31,
	2016	2015
	U.S. dollars in thousands

Government authorities	$52	$145
Prepaid expenses	611	915

	$663	$1,060